	PHILOTIMO FOCUSED GROWTH AND INCOME FUND
Schedule of Investments				December 31, 2022 (unaudited)
					Shares	Fair Value
24.54%	CORPORATE BONDS
	Bank of America Corp Medium Term Sr . . . .				500,000	$489,096
	Bank of America Corp 03/05/18 VAR			. . . . . .	1,000,000	996,236
	BACR Float 05/16/24 . . . . .	. . . .	. . . . . . . . .		. .250,000	249,959
	Barclays Bank PLC, 11/22/2028		. . . .	. . . . .	. 115,000.	108,434
	Blackstone Private Cre 01/15/2025 2..70% . .				500,000	461,945
	C 0..776 10/30/24 . . . . . .	. . .	. . . . . . . 1,000,000. . . . .			. .958,159
	COF 12/06/2024 1..343% . .	. . . .	. . . . . . .		. 500,000. . .	479,030
	Citigroup Global Markets, 3/19/2041			. . . . . . .	120,000	63,396
	Continental Resources, Inc.. 04/15/13 . . . . . .				611,000	609,521
	ACAFP 5 12/07/23 . . . . . . .	. . .	. . .	. . . . . .	.1,000,000. .	1,001,006
	EPR 03/16/15 4..5 . . . . . . . . .	. . .	. . . . . . .		.1,000,000. . . .	948,607
	EZCorp, Inc.., 2..875%, 7/1/2024 . . . . . . . .				.1,424,000. .	1,505,453
	FHLB 5..35 03/30/2026 . . .	. . . .	. . . . . . . .		1,000,000. . .	999,145
	FHLMC 5..45 12/23/25 . . . .	. . . .	. . . . . . . . . . .1,000,000			1,003,598
	FEDERAL REALTY INV TRST 06/01/2023
	2..75% . . . . . . . . . . . . . . .	. .	. . . . . . . 1,000,000. . . . . . .			988,854
	F 6..95 11/20/24 NOTZ . . . .	. . . .	. . . . . . . . . . . 1,000,000			991,737
	General Electric 5..750% 02/15/2023 . . . . . .				150,000	149,829
	Goldman Sachs Group, Inc, 7..00%
	11/04/2032 . . . . . . . .	. . .	. . .	. . . .	.1,000,000. . . .	. 1,001,944. .
	HSBC 11/22/24 VAR % . . . .	. . . .	. . . . . . . . . . .		500,000	476,231
	HSBC USA, Inc.., 1/30/2030	. .	. . .	. . . . .	. 145,000. . .	133,183
	Microchip Technology, Inc.. 08/15/21			. . . . . . .	1,000,000	949,628
	Morgan Stanley, 3/31/2035	. . . .	. . .	. . . . .	. 95,000. .	57,855
	Party City Holdings, Inc.. 6,125%, 8/15/2023				1,000,000	50,000
	WFC 6 11/14/27 . . . . . . . .	. . .	. . . . . .		.1,000,000. . . . .	1,000,741. .
24.54%	TOTAL CORPORATE BONDS .		. . . .	. . . . . . . . . . .	. . . . . .	15,673,584. . . . .
72.97%	COMMON STOCKS
5.04%	COMMUNICATION SERVICES					3,221,750
	AT&T, Inc.. . . . . . . . . . . . . . . . . . . . . . . .				.175,000. . . . . .
21.29%	CONSUMER DISCRETIONARY
	Ainsworth Game Technology Limited(A) . . . .				2,500,409	1,847,111
	Caesars Entertainment, Inc..(A) . . . . . . . . . .				. .60,000.	2,496,000
	Camping World Holdings, Inc.. - Class A . . . .				2,600	58,032
	CarParts..Com, Inc..(A) . . . . . . . . . . . . . . . . .				.657,932. . .	4,118,654
	Inspired Entertainment, Inc.. . . . . . . . . . . .				. 340,442. .	4,313,400
	One Group Hospitality, Inc.. (A) . . . . . . . . . .				. 121,554. .	765,790
						13,598,987
			1

QUARTERLY REPORT

	PHILOTIMO FOCUSED GROWTH AND INCOME FUND
Schedule of Investments - continued			December 31, 2022 (unaudited)
					Shares	Fair Value
11.67%	FINANCIALS
	EZCorp, Inc..(A) . . . . . . . . . . . . . . . . . .			. . .500,328. . . .$. 4,077,673
	SCS Group PLC . . . . . . . . .	. . . . . . . .		.	. 1,054,860. . . . .	2,053,200
	U..S.. Global Investors, Inc.. - A	. . . . . . . .		. .	. 456,885. .	1,320,398
						7,451,270
5.94%	INDUSTRIALS
	Aqua Metals, Inc . . . . . . . . . . .	. . . .	. . . . .117,107. . . .			146,384
	Orion Energy Systems, Inc.. . . . . . . .		. . . . 554,357. . .			1,008,930
	Radiant Logistics, Inc..(A) . . . . . . . . . . .		. . . . .517,752. .			2,635,358
						3,790,671
8.39%	INFORMATION TECHNOLOGY
	Data I/O Corp..(A) . . . . . . . . . . . . . .		.	. .	. .327,401. . .	. 1,299,782.
	eGain Corp..(A) . . . . . . . . . . . . . . .		. .	. .	. 449,680. . . .	.4,060,610.
						5,360,392
1.92%	INTERNET & DIRECT MARKETING
	CDON AB(A) . . . . . . . . . . . . . .	. . . . . . . . .70,449. . . . .				1,228,065
9.43%	SPECIALITY RETAIL
	Build-A-Bear Workshop, Inc.. . . . . . .		. . . .252,600. . .			6,021,984
9.29%	UTILILTIES
	Energy Transfer Equity LP . . .	. . . . . .	. . . . .250,000. .			2,967,500
	Mammoth Energy Service, Inc.. . . . . .		. . . . .50,484.			436,687
	Star Group LP . . . . . . . . . . . . .	. . . .	. . . . .209,734. . . .			2,527,295
						5,931,481
72.97%	TOTAL COMMON STOCKS .	. . . . . . . .	. . . . .	. . . . . . . .		.46,604,602. . . . . .
2.45%	PREFERRED STOCKS
	Fossil Group, Inc.. 7..000%, 11/30/2026		. . .	. .	98,903	1,567,613
0.20%	WARRANTS
	Lazydays Holdings, Inc.. Warrant $11..50
	exercise price expires 3/15/2023 . .		. .	. . .	240,936	125,287
100.16%	TOTAL INVESTMENTS . . . . .	. . . . . . . .	. . . .	. . . . . . . .		.63,971,085. . . . . . .
-0.16%	Liabilities in excess of other assets . . .		. . . . .	. . . .	. . . . . .	. .(103,231). . .
100.00%	. . . . . . . . . . . . . .NET ASSETS	. . . . . . .	. . . . . . . . .			$. 63,867,854. . . . . . . . .	. .

(A)Non-income producing

(B)Effective 7 day yield as of December 31, 2022

2

QUARTERLY REPORT

PHILOTIMO FOCUSED GROWTH AND INCOME FUND

Schedule of Investments - continued	December 31, 2022 (unaudited)

In accordance with U. .S. . GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. . Various inputs are used in determining the value of a Fund’s investments.. U..S.. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. . Level 1 includes quoted prices in active markets for identical securities.. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc..).. Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)..

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities..

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2022:

			Level 1	Level 2	Level 3
				Other
				Significant	Significant
			Quoted	Observable	Unobservable
			Prices	Inputs	Inputs	Total
COMMON STOCKS . . . . . . .$46,604,602.				$—	$—	$46,604,602
CORPORATE BONDS . . .	.	. .	—	15,673,584	—	15,673,584
PREFERRED STOCKS . . .	.	. .1,567,613		—	—	1,567,613
WARRANTS . . . . . . . . . . . . . . .—				125,287	—	125,287
TOTAL INVESTMENTS . .
	. $.48,172,214.			$15,798,871	$—	$63,971,085

The Fund held no Level 3 securities at any time during the period..

There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2022..

At December 31, 2022 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end.. Cost of securities for Federal income tax purpose is $65,207,024 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	.	. $.	5,641,627
Gross unrealized depreciation	.	. .	(6,877,566)
Net unrealized appreciation . . .
		. .$. (1,235,939)

3

QUARTERLY REPORT